Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 10: Commitments and contingencies

Standby letters of credit (“Letters”) available under our Credit Facility are used in lieu of surety bonds with various organizations for liabilities relating to the operation of oil and natural gas properties. We had Letters outstanding totaling $828 as of March 31, 2017, and December 31, 2016. When amounts under the Letters are paid by the lenders, interest accrues on the amount paid at the same interest rate applicable to borrowings under the Credit Facility. No amounts were paid by the lenders under the Letters; therefore, we paid no interest on the Letters during the three months ended March 31, 2017 or 2016.

Litigation and Claims

Chapter 11 Proceedings. Commencement of the Chapter 11 Cases automatically stayed many of the proceedings and actions against us noted below as well as other claims and actions that were or could have been brought prior to May 9, 2016, and the claims remain subject to bankruptcy court jurisdiction. In connection with the proofs of claim asserted during bankruptcy from the proceedings or actions below, we are unable to estimate the amounts that will be allowed through the Bankruptcy proceedings due to the complexity and number of legal and factual issues presented by the matters and uncertainties with respect to, amongst other things, the nature of the claims and defenses, the potential size of the classes, the scope and types of the properties and agreements involved, and the ultimate potential outcomes of the matters. As a result, no reserves were established within our liabilities in connection with the proceedings and actions described below. To the extent that any of these legal proceedings result in a claim being allowed against us, pursuant to the terms of the Reorganization Plan, such claims will be satisfied through the issuance of new stock in the Company.

Naylor Farms, Inc., individually and as class representative on behalf of all similarly situated persons v. Chaparral Energy, L.L.C. On June 7, 2011, an alleged class action was filed against us in the United States District Court for the Western District of Oklahoma (“Naylor Trial Court”) alleging that we improperly deducted post-production costs from royalties paid to plaintiffs and other royalty interest owners as categorized in the petition from crude oil and natural gas wells located in Oklahoma (“Naylor Farms Case”). The purported class includes non-governmental royalty interest owners in oil and natural gas wells we operate in Oklahoma. The plaintiffs have alleged a number of claims, including breach of contract, fraud, breach of fiduciary duty, unjust enrichment, and other claims and seek termination of leases, recovery of compensatory damages, interest, punitive damages and attorney fees on behalf of the alleged class. We have responded to the Naylor Farms petition, denied the allegations and raised arguments and defenses. Plaintiffs filed a motion for class certification in October 2015. In addition, the plaintiffs filed a motion for summary judgment asking the court to determine as a matter of law that natural gas is not marketable until it is in the condition and location to enter an interstate pipeline. Responsive briefs to both motions were filed in the fourth quarter of 2015. On May 20, 2016, we filed a Notice of Suggestion of Bankruptcy with the Naylor Trial Court, informing the court that we had filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code. In response, on May 23, 2016, the court issued an order administratively closing the case, subject to reopening depending on the disposition of the bankruptcy proceedings. On July 22, 2016, attorneys for the putative class filed a motion in the Bankruptcy Court asking the court to lift the automatic stay and allow the case to proceed in the Naylor Trial Court. We did not object to lifting the automatic stay with regard to this case for the limited purpose of allowing the Naylor Trial Court to rule on the pending motion for class certification. On January 17, 2017, the Naylor Trial Court certified a modified class of plaintiffs with oil and gas leases containing specific language. The modified class constitutes less than 60% of the leases the Plaintiffs originally sought to certify. On January 30, 2017, the Company filed a motion for reconsideration with the Naylor Trial Court, asking the court to rule the class cannot be immediately certified because Plaintiffs did not define dates for class membership. Plaintiffs responded the class should include claims reaching back to December 1, 1999, to which we responded the statute of limitations should limit the beginning of the class period to June 1, 2006. The Naylor Trial Court issued an order conditionally denying reconsideration, contingent on Plaintiffs selection of June 1, 2006 as the commencement of the class period. Plaintiffs amended the class to include only claims relating back to June 1, 2006. On April 18, 2017, the Naylor Trial Court denied our motion for reconsideration and also issued an order administratively closing the case pending disposition of the bankruptcy proceedings. On May 1, 2017, we filed a Petition for Permission to Appeal Class Certification Order with the Tenth Circuit Court of Appeals (“Appellate Petition”). The Tenth Circuit has not ruled on our Appellate Petition.

The plaintiffs have indicated, if the class is certified, they seek damages in excess of $5,000 which may increase with the passage of time, a majority of which damages would be comprised of interest. In addition to filing claims on behalf of the named plaintiffs and associated parties, plaintiffs’ attorneys filed a proof of claim on behalf of the putative class claiming in excess of $150,000 in our Chapter 11 Cases. The Company has objected treatment of the claim on a class basis, asserting the claim should be addressed on an individual basis. The Bankruptcy Court heard testimony and arguments regarding class-wide treatment of the claim on February 28, 2017, but has not ruled on the matter. Under the Reorganization Plan, the Plaintiffs are identified as a separate class of creditors, Class 8. Under the Reorganization Plan, Class 8 claims are entitled to receive their pro rata share of new stock issued to the holders of general unsecured claims (including claims of the Noteholders). Although the members of Class 8 voted to reject the Plan, the Bankruptcy Court confirmed the Plan on March 10, 2017, without objection by the Plaintiffs. If the Bankruptcy Court permits the Plaintiffs’ proof of claim to proceed on behalf of the class and the plaintiffs ultimately prevail on the merits of their claims, any liability arising under judgment or settlement of the unsecured claims would be satisfied through the issuance of new stock in the Company. We continue to dispute the plaintiffs’ allegations, dispute the case meets the requirements for class certification, and are objecting to the claims both individually and on a class-wide basis.

Amanda Dodson, individually and as class representative on behalf of all similarly situated persons v. Chaparral Energy, L.L.C. On May 10, 2013, Amanda Dodson, filed a complaint against us in the District Court of Mayes County, Oklahoma, (“Dodson Case”) with an allegation similar to those asserted in the Naylor Farms case related to post-production deductions, and include claims for breach of contract, fraud, breach of fiduciary duty, unjust enrichment, and other claims and seek termination of leases, recovery of compensatory damages, interest, punitive damages and attorney fees on behalf of the alleged class. The alleged class includes non-governmental royalty interest owners in oil and natural gas wells we operate in Oklahoma. We have responded to the Dodson petition, denied the allegations and raised a number of affirmative defenses. At the time we filed our Bankruptcy Petitions, a class had not been certified and discovery had not yet commenced. As the plaintiffs in the Dodson case did not file proofs of claim either for the putative class or the putative class representative, we anticipate any liability related to this claim will be addressed only based on proofs of claim filed by individual royalty owners.

Martha Donelson and John Friend, on behalf of themselves and on behalf of all similarly situated persons v. Chaparral Energy, L.L.C. On August 11, 2014, an alleged class action was filed against us, as well as several other operators in Osage County, in the United States District Court for the Northern District of Oklahoma, alleging claims on behalf of the named plaintiffs and all similarly situated Osage County land owners and surface lessees. The plaintiffs challenged leases and drilling permits approved by the Bureau of Indian Affairs without the environmental studies allegedly required under the National Environmental Protection (NEPA). The plaintiffs assert claims seeking recovery for trespass, nuisance, negligence and unjust enrichment. Relief sought includes declaring oil and natural gas leases and drilling permits obtained in Osage County without a prior NEPA study void ab initio, removing us from all properties owned by the class members, disgorgement of profits, and compensatory and punitive damages. On March 31, 2016, the Court dismissed the case against the federal agencies named as defendants, and therefore against all defendants, as an improper challenge under NEPA and the Administrative Procedures Act. On April 29, 2016, the plaintiffs filed a motion to alter or amend the court’s opinion and vacate the judgment, arguing the court does have jurisdiction to hear the claims and dismissal of the federal defendants does not require dismissal of the oil company defendants. The plaintiffs also filed a motion to file an amended complaint to cure the deficiencies which the court found in the dismissed complaint. Several defendants have filed briefs objecting to plaintiffs’ motions. On May 20, 2016, the Company filed a Notice of Suggestion of Bankruptcy, informing the court that we had filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code, and has not responded to the plaintiffs’ motions. After a motion for reconsideration was denied, Plaintiffs filed a Notice of Appeal on December 6, 2016. On December 30, 2016, the Court of Appeals entered an Order Abating Appeal due to pending bankruptcy proceedings of multiple defendants. On January 13, 2017, Plaintiffs responded to the Order Abating Appeal, asking the Court to proceed with the appeal. The Court has not ruled on the appeal as of the date of this report. The Court lifted the Stay as to Chaparral on April 13, 2017, and we joined the answer filed by other non-federal defendants which had been filed on March 24, 2017.

As the plaintiffs in the Donelson case did not file proofs of claim either for the putative class or the putative class representatives, we anticipate any monetary liability related to this claim will be discharged. We dispute plaintiffs’ allegations and dispute that the case meets the requirements for a class action.

Lisa West and Stormy Hopson, individually and as class representatives on behalf of all similarly situated persons v. Chaparral Energy, L.L.C. On February 18, 2016, an alleged class action was filed against us, as well as several other operators in the District Court of Pottawatomie County, State of Oklahoma (“West Case”), alleging claims on behalf of named plaintiffs and all similarly situated persons having an insurable real property interest in eight counties in central Oklahoma (the “Class Area”). The plaintiffs allege the oil and gas operations conducted by us and the other defendants have induced or triggered earthquakes in the Class Area. The plaintiffs are asking the court to require the defendants to reimburse plaintiffs and class members for earthquake insurance premiums from 2011 through a future date defined as the time at which the court determines there is no longer a risk that our activities induce or trigger earthquakes, as well as attorney fees and costs and other relief. The plaintiffs did not ask for damages related to actual property damage which may have occurred. We responded to the petition, denied the allegations and raised a number of affirmative defenses. At this time, a class has not been certified and discovery has not yet commenced. On March 18, 2016, the case was removed to the United States District Court for the Western District of Oklahoma under the Class Action Fairness Act (“CAFA”). On May 20, 2016, we filed a Notice of Suggestion of Bankruptcy, informing the court that we had filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code. On October 14, 2016, the plaintiffs filed an Amended Complaint adding additional defendants and increasing the Class Area to 25 Central Oklahoma counties. Although we are named as a defendant, the Amended Complaint expressly limits its claims against us to those asserted in the original petition unless and until the automatic stay is lifted. Plaintiffs’ attorneys filed a proof of claim on behalf of the putative class claiming in excess of $75,000 in our Chapter 11 Cases. Other defendants have filed motions to dismiss the action based on various theories, as well as motions to strike various allegations and requested relief as unsupported by Oklahoma law. A hearing on the various motions to dismiss and motions to strike was held on May 12, 2017. The judge made various rulings from the bench, including dismissing the complaint for failure to adequately allege causation, but permitting the plaintiffs to amend the complaint to cure the deficiency. We dispute the plaintiffs’ claims, dispute that the case meets the requirements for a class action, dispute the remedies requested are available under Oklahoma law, and are vigorously defending the case.

We are involved in various other legal proceedings including, but not limited to, commercial disputes, claims from royalty and surface owners, property damage claims, personal injury claims, employment claims, and other matters which arise in the ordinary course of business. In addition, other proofs of claim have been filed in our bankruptcy case which we anticipate repudiating. While the outcome of these legal proceedings cannot be predicted with certainty, we do not expect any of them individually to have a material effect on our financial condition, results of operations or cash flows.

We have numerous contractual commitments in the ordinary course of business including debt service requirements, operating leases, capital leases and purchase obligations. Our operating leases primarily relate to CO2 recycle compressors at our EOR facilities and office equipment while our capital leases are related to the sale and subsequent leaseback of compressors. Our purchase obligations primarily relate to a contract for the purchase of CO2 and drilling rig services. Other than changes to our credit facility (see “Note 5—Debt”) and the discharge of our Senior Notes and certain general unsecured claims pursuant our Reorganization Plan (see “Note 3—Chapter 11 reorganization”), the only other material change to our contractual commitments since December 31, 2016, relates to our contracts for drilling rig services. As of March 31, 2017, our obligations under our drilling rig contracts were $2,581.

Note 14: Commitments and contingencies

Letters of Credit. Standby letters of credit (“Letters”) available under our Existing Credit Facility are used in lieu of surety bonds with various organizations for liabilities relating to the operation of oil and natural gas properties. Our outstanding letters of credit, as of both December 31, 2016 and 2015, totaled $828. Interest on each Letter accrues at the lender’s prime rate for all amounts paid by the lenders under the Letters. No amounts were paid by the lenders under the Letters, therefore we paid no interest on the Letters during the years ended December 31, 2016, 2015, or 2014.

Commitments. We have three long-term contracts with three different suppliers to purchase CO2. Pricing under one of these contracts is fixed while another varies with the price of oil. The third contract provides fixed pricing through May 2018 but becomes dependent upon the price of oil subsequently. Under this contract, we are obligated to purchase an average of approximately 35 MMcf/d for the remaining contract term or pay for any deficiencies at the price in effect when the minimum delivery was to have occurred. After the first ten contract years, we may permanently reduce up to 100% of our purchase rate with six months’ notice.

As of December 31, 2016, we were purchasing approximately 43 MMcf/d of CO2, from all sources combined and we expect to purchase approximately 42 MMcf/d in 2017. Purchases under these contracts were $2,289, $3,000, and $4,890 during 2016, 2015, and 2014, respectively.

Based on current prices, our estimated minimum purchase obligations under our CO2 contract is as follows:

2017	$1,386
2018	1,690
2019	1,934
2020	1,934
2021	1,934
2022 and thereafter	2,665

$11,543

In addition to our CO2 commitments, we have other commitments totaling $14,211, substantially all of which are due in one year. These commitments are primarily related to restructuring fees due to consultants upon emergence from bankruptcy.

Operating Leases. We rent equipment used on our oil and natural gas properties and have operating lease agreements for CO2 recycle compressors and office equipment. Rent expense for the years ended December 31, 2016, 2015, and 2014 was $6,693, $8,753, and $11,088, respectively. Our leases relating to office equipment have terms of up to five years. In June 2014, we entered into two non-cancelable operating leases for CO2 recycle compressors at our EOR facilities which expire in 2021. In May 2016, we took delivery of an additional CO2 compressor for which we have entered into a non-cancelable operating lease which expires in 2023.

As of December 31, 2016, total remaining payments associated with our operating leases were:

2017	$1,369
2018	1,367
2019	1,362
2020	1,330
2021	1,292
2022 and thereafter	479

$7,199

Litigation and Claims

Chapter 11 Proceedings. Commencement of the Chapter 11 Cases automatically stayed many of the proceedings and actions against us noted below as well as other claims and actions that were or could have been brought prior to May 9, 2016. In connection with the proofs of claim asserted during bankruptcy from the proceedings or actions below, we are unable to estimate the amounts that will be allowed through the Bankruptcy proceedings due to the complexity and number of legal and factual issues presented by the matters and uncertainties with respect to, amongst other things, the nature of the claims and defenses, the potential size of the class, the scope and types of the properties and agreements involved, and the ultimate potential outcomes of the matters. As a result, no reserves have been established within our liabilities subject to compromise in connection with the proceedings and actions described below. To the extent that any of these legal proceedings result in a claim being allowed against us, such claims will be satisfied through the issuance of new stock in the Company.

Naylor Farms, Inc., individually and as class representative on behalf of all similarly situated persons v. Chaparral Energy, L.L.C. On June 7, 2011, an alleged class action was filed against us in the United States District Court for the Western District of Oklahoma (“Naylor Trial Court”) alleging that we improperly deducted post-production costs from royalties paid to plaintiffs and other royalty interest owners as categorized in the petition from crude oil and natural gas wells located in Oklahoma (“Naylor Farms Case”). The purported class includes non-governmental royalty interest owners in oil and natural gas wells we operate in Oklahoma. The plaintiffs have alleged a number of claims, including breach of contract, fraud, breach of fiduciary duty, unjust enrichment, and other claims and seek termination of leases, recovery of compensatory damages, interest, punitive damages and attorney fees on behalf of the alleged class. We have responded to the Naylor Farms petition, denied the allegations and raised arguments and defenses. Plaintiffs filed a motion for class certification in October 2015. In addition, the plaintiffs filed a motion for summary judgment asking the court to determine as a matter of law that natural gas is not marketable until it is in the condition and location to enter an interstate pipeline. Responsive briefs to both motions were filed in the fourth quarter of 2015. On May 20, 2016, we filed a Notice of Suggestion of Bankruptcy with the Naylor Trial Court, informing the court that we had filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code. In response, on May 23, 2016, the court issued an order administratively closing the case, subject to reopening depending on the disposition of the bankruptcy proceedings. On July 22, 2016, attorneys for the putative class filed a motion in the Bankruptcy Court asking the court to lift the automatic stay and allow the case to proceed in the Naylor Trial Court. We did not object to lifting the automatic stay with regard to this case for the limited purpose of allowing the Naylor Trial Court to rule on the pending motion for class certification. On January 17, 2017, the Naylor Trial Court certified a modified class of plaintiffs with oil and gas leases containing specific language. The modified class constitutes less than 60% of the leases the Plaintiffs originally sought to certify. On January 30, 2017, the Company filed a motion for reconsideration with the Naylor Trial Court, asking the court to rule the class cannot be immediately certified because Plaintiffs did not define dates for class membership.

The plaintiffs have indicated, if the class is certified, they seek damages in excess of $5,000 which may increase with the passage of time, a majority of which would be comprised of interest. In addition to filing claims on behalf of the named plaintiffs and associated parties, plaintiffs’ attorneys filed a proof of claim on behalf of the putative class claiming in excess of $150,000 in our Chapter 11 Cases. The Company has objected treatment of the claim on a class basis, asserting the claim should be addressed on an individual basis. The Bankruptcy Court heard testimony and argument regarding class-wide treatment of the claim on February 28, 2017, but has not ruled on the matter. Under the Reorganization Plan, the Plaintiffs are identified as a separate class of creditors, Class 8. The Plaintiffs voted to reject the Reorganization Plan. Under the Reorganization Plan, Class 8 claims are entitled to receive their pro rata share of new stock issued to the holders of general unsecured claims (including claims of the Noteholders). Although the members of Class 8 did not vote to accept the Plan, the Bankruptcy Court confirmed the Plan on March 10, 2017. If the Bankruptcy Court permits the plaintiffs to file their proof of claim on behalf of the putative class, the claim is certified on a class basis, and the plaintiffs ultimately prevail on the merits of their claims, any liability arising under judgment or settlement of the unsecured claims would be satisfied through the issuance of new stock in the Company. We continue to dispute the plaintiffs’ allegations, dispute the case meets the requirements for class certification, and are objecting to the claims both individually and on a class-wide basis.

Amanda Dodson, individually and as class representative on behalf of all similarly situated persons v. Chaparral Energy, L.L.C. On May 10, 2013, Amanda Dodson, filed a complaint against us in the District Court of Mayes County, Oklahoma, (“Dodson Case”) with an allegation similar to those asserted in the Naylor Farms case related to post-production deductions, and include claims for breach of contract, fraud, breach of fiduciary duty, unjust enrichment, and other claims and seek termination of leases, recovery of compensatory damages, interest, punitive damages and attorney fees on behalf of the alleged class. The alleged class includes non-governmental royalty interest owners in oil and natural gas wells we operate in Oklahoma. We have responded to the Dodson petition, denied the allegations and raised a number of affirmative defenses. At the time we filed our Bankruptcy Petitions, a class had not been certified and discovery had not yet commenced. As the plaintiffs in the Dodson case did not file proofs of claim either for the putative class or the putative class representative, we anticipate any liability related to this claim will be addressed only based on proofs of claim filed by individual royalty owners.

Martha Donelson and John Friend, on behalf of themselves and on behalf of all similarly situated persons v. Chaparral Energy, L.L.C. On August 11, 2014, an alleged class action was filed against us, as well as several other operators in Osage County, in the United States District Court for the Northern District of Oklahoma, alleging claims on behalf of the named plaintiffs and all similarly situated Osage County land owners and surface lessees. The plaintiffs challenged leases and drilling permits approved by the Bureau of Indian Affairs without the environmental studies allegedly required under the National Environmental Protection (NEPA). The plaintiffs assert claims seeking recovery for trespass, nuisance, negligence and unjust enrichment. Relief sought includes declaring oil and natural gas leases and drilling permits obtained in Osage County without a prior NEPA study void ab initio, removing us from all properties owned by the class members, disgorgement of profits, and compensatory and punitive damages. On March 31, 2016, the Court dismissed the case against the federal agencies named as defendants, and therefore against all defendants, as an improper challenge under NEPA and the Administrative Procedures Act. On April 29, 2016, the plaintiffs filed a motion to alter or amend the court’s opinion and vacate the judgment, arguing the court does have jurisdiction to hear the claims and dismissal of the federal defendants does not require dismissal of the oil company defendants. The plaintiffs also filed a motion to file an amended complaint to cure the deficiencies which the court found in the dismissed complaint. Several defendants have filed briefs objecting to plaintiffs’ motions. On May 20, 2016, the Company filed a Notice of Suggestion of Bankruptcy, informing the court that we had filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code, and has not responded to the plaintiffs’ motions. After a motion for reconsideration was denied, Plaintiffs filed a Notice of Appeal on December 6, 2016. On December 30, 2016, the Court of Appeals entered an Order Abating Appeal due to pending bankruptcy proceedings of multiple defendants. On January 13, 2017 Plaintiffs responded to the Order Abating Appeal, asking the Court to proceed with the appeal. The court has not ruled on the appeal as of the date of this report.

As the plaintiffs in the Donelson case did not file proofs of claim either for the putative class or the putative class representatives, we anticipate any monetary liability related to this claim will be discharged. We dispute plaintiffs’ allegations and dispute that the case meets the requirements for a class action.

Lisa West and Stormy Hopson, individually and as class representatives on behalf of all similarly situated persons v. Chaparral Energy, L.L.C. On February 18, 2016, an alleged class action was filed against us, as well as several other operators in the District Court of Pottawatomie County, State of Oklahoma (“West Case”), alleging claims on behalf of named plaintiffs and all similarly situated persons having an insurable real property interest in eight counties in central Oklahoma (the “Class Area”). The plaintiffs allege the oil and gas operations conducted by us and the other defendants have induced or triggered earthquakes in the Class Area. The plaintiffs are asking the court to require the defendants to reimburse plaintiffs and class members for earthquake insurance premiums from 2011 through a future date defined as the time at which the court determines there is no longer a risk that our activities induce or trigger earthquakes, as well as attorney fees and costs and other relief. The plaintiffs did not ask for damages related to actual property damage which may have occurred. We responded to the petition, denied the allegations and raised a number of affirmative defenses. At this time, a class has not been certified and discovery has not yet commenced. On March 18, 2016, the case was removed to the United States District Court for the Western District of Oklahoma under the Class Action Fairness Act (“CAFA”). On May 20, 2016, we filed a Notice of Suggestion of Bankruptcy, informing the court that we had filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code. On October 14, 2016, the plaintiffs filed an Amended Complaint adding additional defendants and increasing the Class Area to 25 Central Oklahoma counties. Although we are named as a defendant, the Amended Complaint expressly limits its claims against us to those asserted in the original petition unless and until the automatic stay is lifted. Plaintiffs’ attorneys filed a proof of claim on behalf of the putative class claiming in excess of $75,000 in our Chapter 11 Cases. Other defendants have filed motions to dismiss the action based on various theories. The court has not ruled on these motions. We dispute the plaintiffs’ claims, dispute that the case meets the requirements for a class action, dispute the remedies requested are available under Oklahoma law, and are vigorously defending the case.

We are involved in various other legal proceedings including, but not limited to, commercial disputes, claims from royalty and surface owners, property damage claims, personal injury claims, employment claims, and other matters which arise in the ordinary course of business. In addition, other proofs of claim have been filed in our bankruptcy case which we anticipate repudiating. While the outcome of these legal proceedings cannot be predicted with certainty, we do not expect any of them individually to have a material effect on our financial condition, results of operations or cash flows.